Note 14 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2015	2014

Cash	17%	19%
Debt securities	30%	31%
Equity securities	50%	50%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Projected benefit obligation, beginning of the year	$838	$933	$1,220
Service cost	3	3	3
Interest cost	16	17	18
Benefits paid	-	-	-
Actuarial (gain) loss	11	(61)	(277)
Effect of changes in foreign exchange rate	(30)	(54)	(31)

Projected benefit obligation, end of the year	$838	$838	$933

Fair value of plan assets, beginning of the year	$545	$542	$512
Employer contributions	27	24	36
Actual return on plan assets	14	12	7
Effect of changes in foreign exchange rate	(20)	(33)	(13)

Fair value of plan assets, end of the year	$566	$545	$542

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Service cost	$3	$3	$3
Interest cost	16	17	18
Expected return on plan assets	(9)	(9)	(9)
Amortization of net pension loss	6	6	20

Net periodic benefit cost	$16	$17	$32

Schedule of Net Funded Status [Table Text Block]
	December 31
	2015	2014

Accumulated benefit obligation	$(672)	$(653)

Project benefit obligation	(838)	(838)
Plan assets at fair value	566	545

Funded status of the plan	$(272)	$(293)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2015	2014

Discount rate	1.5%	2.0%
Rate of compensation increases	2.0%	2.0%

Assumptions to Determine the Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Discount rate	2.0%	2.0%	2.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2016	$10
2017	19
2018	20
2019	14
2020 and thereafter	391